CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Operating activities:
Net (loss) income	$ (251,403)	$ 66,892	$ 75,041
Adjustments to reconcile net (loss) income to cash provided by operating activities:
Depreciation and amortization	43,801	48,550	50,677
Amortization of deferred financing costs and debt discount	5,018	6,136	8,845
Impairment of franchise rights acquired and goodwill	396,727		3,665
Impairment of intangible and long-lived assets	3,455	521	1,372
Share-based compensation expense	12,957	21,348	55,013
Deferred tax benefit	(150,994)	(15,565)	(1,440)
Allowance for doubtful accounts	(460)	(214)	411
Reserve for inventory obsolescence	6,796	7,657	16,425
Foreign currency exchange rate loss	2,374	744	719
Early extinguishment of debt		30,352
Changes in cash due to:
Receivables	(7,558)	4,707	(3,600)
Inventories	3,733	1,816	(25,940)
Prepaid expenses	9,599	1,554	(5,081)
Accounts payable	(2,691)	373	(4,045)
Accrued liabilities	19,904	1,272	(29,421)
Deferred revenue	(11,733)	(3,886)	(11,583)
Other long term assets and liabilities, net	(2,291)	(7,962)	1,859
Income taxes	(588)	(7,014)	3,023
Cash provided by operating activities	76,646	157,281	135,940
Investing activities:
Capital expenditures	(2,065)	(2,446)	(21,490)
Capitalized software expenditures	(36,187)	(35,205)	(28,941)
Cash paid for acquisitions	(4,350)	(12,836)	(10,037)
Other items, net	(42)	(2,266)	(5,123)
Cash used for investing activities	(42,644)	(52,753)	(65,591)
Financing activities:
Proceeds from long term debt		1,500,000
Financing costs and debt discount		(37,910)	(475)
Payments on long-term debt		(1,564,000)	(96,250)
Taxes paid related to net share settlement of equity awards	(2,197)	(7,494)	(6,798)
Proceeds from stock options exercised		4,469	8,176
Cash paid for acquisitions	(2,413)	(6,450)
Other items, net	(112)	(151)	(192)
Cash used for financing activities	(4,722)	(111,536)	(95,539)
Effect of exchange rate changes on cash and cash equivalents	(4,748)	(5,085)	8,341
Net increase (decrease) in cash and cash equivalents	24,532	(12,093)	(16,849)
Cash and cash equivalents, beginning of period	153,794	165,887	182,736
Cash and cash equivalents, end of period	$ 178,326	$ 153,794	$ 165,887